Issued Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of Issued Share Capital

EUR'000	No. of shares (in thousands)	Total
Beginning of financial year 2023	197,600	26,575
First issue for capital increase 2023	113,809	15,263
End of financial year 2023	311,409	41,838
First issue for capital increase 2024	39,520	5,302
Second issue for capital increase 2024	28	4
End of financial year 2024	350,957	47,144
End of financial year 2025	350,957	47,144